Average Annual Total Returns - Invesco SP Ultra Dividend Revenue ETF	ETF Inception Date	ETF 1 Year	ETF 5 Years	ETF Since Inception	ETF Return After Taxes on Distributions 1 Year	ETF Return After Taxes on Distributions 5 Years	ETF Return After Taxes on Distributions Since Inception	ETF Return After Taxes on Distributions and Sale of Fund Shares 1 Year	ETF Return After Taxes on Distributions and Sale of Fund Shares 5 Years	ETF Return After Taxes on Distributions and Sale of Fund Shares Since Inception	S&P 900® Dividend Revenue-Weighted Index (reflects no deductions for fees, expenses or taxes) 1 Year	S&P 900® Dividend Revenue-Weighted Index (reflects no deductions for fees, expenses or taxes) 5 Years	S&P 900® Dividend Revenue-Weighted Index (reflects no deductions for fees, expenses or taxes) Since Inception	S&P 900® Index (reflects no deductions for fees, expenses or taxes) 1 Year	S&P 900® Index (reflects no deductions for fees, expenses or taxes) 5 Years	S&P 900® Index (reflects no deductions for fees, expenses or taxes) Since Inception
Total	Sep. 30, 2013	22.44%	9.70%	11.97%	21.26%	8.61%	10.88%	13.99%	7.46%	9.41%	22.98%	10.30%	12.68%	31.14%	11.52%	13.09%